INCOME TAXES (Net Operating Losses Carryforward And Capital Loss) (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Israel [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	152
Israel [Member] | Capital Loss Carryforward [Member]
Operating Loss Carryforwards [Line Items]
Capital loss	4
United States [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	15
United States [Member] | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Year of expiration of operating loss carryforward	2018
United States [Member] | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Year of expiration of operating loss carryforward	2032
State [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	659
State [Member] | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Year of expiration of operating loss carryforward	2013
State [Member] | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Year of expiration of operating loss carryforward	2032